Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Related Party [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Fund advance from director and related parties, Total	$ 21,264,851	$ 2,730,814	$ 1,556,765
Ms. Wai Lau [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Fund advance from director and related parties, Relationship	Ms. Wai Lau is a director and Controlling Shareholder of the Company
Fund advance from director and related parties, Total	$ 21,264,851	$ 2,730,814	$ 1,556,765